Employee benefits - Summary of Changes in the Plan Assets (Detail) - JPY (¥) ¥ in Millions		12 Months Ended
		Mar. 31, 2022	Mar. 31, 2021
Japanese Defined Benefit Plans [Member]
Disclosure of net defined benefit liability (asset) [line items]
Beginning balance of the fiscal year		¥ 167,640
Ending balance of the fiscal year		144,700	¥ 167,640
Foreign Defined Benefit Plan [Member]
Disclosure of net defined benefit liability (asset) [line items]
Beginning balance of the fiscal year		96,001
Ending balance of the fiscal year		81,603	96,001
Plan assets [member] | Japanese Defined Benefit Plans [Member]
Disclosure of net defined benefit liability (asset) [line items]
Beginning balance of the fiscal year		476,411	437,206
Interest income		3,026	2,623
Return on plan assets excluding interest income		17,617	56,913
Translation adjustments		0	0
Employer contribution		2,476	2,333
Plan participants' contributions		0	0
Benefits paid		(24,597)	(22,664)
Curtailments and settlements	[1]	0	0
Ending balance of the fiscal year		474,933	476,411
Plan assets [member] | Foreign Defined Benefit Plan [Member]
Disclosure of net defined benefit liability (asset) [line items]
Beginning balance of the fiscal year		288,394	277,719
Interest income		3,955	5,118
Return on plan assets excluding interest income		(10,121)	(28,024)
Translation adjustments		13,880	24,158
Employer contribution		4,573	37,880
Plan participants' contributions		333	258
Benefits paid		(37,545)	(22,488)
Refunds from the plans		(5,005)	0
Curtailments and settlements	[1]	(59,673)	(6,227)
Ending balance of the fiscal year		¥ 198,791	¥ 288,394

[1]	Curtailments and settlements of the foreign plans for the fiscal year ended March 31, 2022 relate mainly to the termination of the defined benefit pension plan at certain U.S. subsidiaries.